Cover	Mar. 09, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 09, 2026
Entity File Number	001-43055
Entity Registrant Name	INFINITE EAGLE ACQUISITION CORP.
Entity Central Index Key	0002084396
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	955 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10075
City Area Code	310
Local Phone Number	209-7280
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one right to receive one twenty-fifth (1/25) of a Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value
Trading Symbol	IEAGU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 par value
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 par value
Trading Symbol	IEAG
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive one twenty-fifth (1/25) of one Class A ordinary share
Title of 12(b) Security	Rights, each entitling the holder to receive one twenty-fifth (1/25) of one Class A ordinary share
Trading Symbol	IEAGR
Security Exchange Name	NASDAQ